Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE
As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, the table below includes information to demonstrate the relationship between NEO compensation and certain financial performance measures for fiscal years 2025, 2024, 2023, 2022 and 2021. For additional information about our performance-based pay philosophy and how we align executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis beginning on page 29.

					Value of initial fixed $100 investment based on:			Average Annual Adjusted EBITDA as % of Average Annual Revenue Over a 3-Year Period(8)
Year	Summary compensation table total for PEO(1)(2)	Compensation actually paid to PEO(3)	Average summary compensation table total for non-PEO named executive officers(1)(4)	Average compensation actually paid to non-PEO named executive officers(5)	Total shareholder return(6)	Peer group total shareholder return(7)	Net income (Loss)
2025	$4,564,990	$12,344,886	$1,186,901	$2,455,721	$409.78	$271.90	$29,359,000	12.2%
2024	$2,922,992	$2,547,746	$1,309,206	$1,203,314	$120.59	$168.20	$(16,215,000)	8.1%
2023	$2,650,211	$3,984,477	$1,000,337	$1,225,010	$131.64	$113.89	$(26,421,000)	4.1%
2022	$1,640,327	$1,360,850	$723,885	$593,112	$77.84	$86.01	$(35,747,000)	2.4%
2021	$2,452,637	$2,278,865	$900,929	$801,499	$90.70	$92.76	$(25,578,000)	7.1%

(1)	Mr. Gundermann was our PEO for each year presented. The individuals comprising the non-PEO NEOs for each year presented are listed below.
•	2025: David C. Burney, Julie M. Davis, Nancy L. Hedges, James F. Mulato, Mark A. Peabody
•	2024: David C. Burney, Nancy L. Hedges, James F. Mulato, Mark A. Peabody
•	2020-2023: David C. Burney, James S. Kramer, Michael C. Kuehn, James F. Mulato, Mark A. Peabody
(2)	The dollar amounts reported are the total compensation reported for Mr. Gundermann for each fiscal year in the “Total” column of the Summary Compensation Table.
(3)
The dollar amounts reported represent the “compensation actually paid” to Mr. Gundermann as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Gundermann during such fiscal years and are based on calculation instructions required by the SEC, which may not reflect actual amounts realized at vesting or exercise (as applicable). In accordance with the requirements of Item 402(v) of Regulation S-K, the reported “Total” in the Summary Compensation Table for the applicable year is adjusted to determine the “compensation actually paid” amount as follows:

•
The amount reflected in the “Stock Award” and “Option Award” columns of the Summary Compensation Table with respect to each NEO has been deducted from the Summary Compensation Table Total and substituted with an equity award value for each year calculated by adding or subtracting, as applicable, the following: (i) the year-end fair value of any equity awards granted in the applicable fiscal year that are outstanding and unvested as of the end of such year; (ii) the change in fair value from the end of the prior fiscal year of any awards granted in prior fiscal years that are outstanding and unvested as of the end of the applicable fiscal year; and (iii) for awards granted in prior fiscal years that vested in the applicable fiscal year, the amount equal to the change in value as of the vesting date (from the end of the prior fiscal year). The valuation assumptions used to calculate fair values on equity awards do not materially differ from those disclosed at the time of grant.

•
The pension benefit value reported in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the Summary Compensation Table for each applicable year is adjusted to account for the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Gundermann during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP.

•
The following table discloses the amounts deducted from and added to the total compensation of our principal executive officer in determining our principal executive officer’s compensation actually paid for each fiscal year shown in the pay versus performance table:

Year	Summary Compensation Total	Plus/Minus: Change in Pension Value and Non- Qualified Deferred Compensation Earnings	Plus: Pension Service Costs Attributable to the Applicable Year	Minus: Grant Date Fair Value of Equity Awards Granted During Applicable Year	Plus: Year-End Fair Value of Equity Awards Granted During Applicable Year	Plus: Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End	Plus: Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year	Compensation Actually Paid
2025	$4,564,990	$(1,474,438)	—	$(1,451,563)	$2,616,433	$4,902,173	$3,187,292	$12,344,886
2024	$2,922,992	—	—	$(1,299,860)	$1,190,754	$(188,696)	$(77,444)	$2,547,746
2023	$2,650,211	$(609,147)	—	$(1,000,811)	$1,191,633	$1,260,507	$492,084	$3,984,477
2022	$1,640,327	—	—	$(1,000,010)	$979,770	$(211,354)	$(47,883)	$1,360,850
2021	$2,452,637	—	—	$(1,817,509)	$1,689,993	$(21,241)	$(25,015)	$2,278,865

(4)
The dollar amounts reported represent the average of the amounts reported for the Company’s Named Executive Officers (“NEOs”) as a group (excluding the CEO) in the “Total” column of the Summary Compensation Table in each applicable fiscal year.

(5)
The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the CEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the NEOs as a group (excluding the CEO) during such fiscal years and are based on calculation instructions required by the SEC, which may not reflect actual amounts realized at vesting or exercise (as applicable). The average total compensation for the NEOs as a group (excluding the CEO) for each year was adjusted using the same methodology described in footnote (3) above to determine the average compensation actually paid.

•
The following table discloses the amounts deducted from and added to the average total compensation of our NEOs (excluding the CEO) in determining the average compensation actually paid to our NEOs (excluding the CEO) for each fiscal year shown in the pay versus performance table:

Year	Summary Compensation Total	Minus: Change in Pension Value and Non- Qualified Deferred Compensation Earnings	Plus: Pension Service Costs Attributable to the Applicable Year	Minus: Grant Date Fair Value of Equity Awards Granted During Applicable Year	Plus: Year-End Fair Value of Equity Awards Granted During Applicable Year	Plus: Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End	Plus: Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year	Average Compensation Actually Paid
2025	$1,186,901	$(294,257)	—	$(218,218)	$690,405	$879,575	$211,315	$2,455,721
2024	$1,309,206	$(103,370)	—	$(299,128)	$394,291	$(66,828)	$(30,857)	$1,203,314
2023	$1,000,337	$(183,967)	$21,086	$(200,647)	$240,741	$266,103	$81,357	$1,225,010
2022	$723,885	—	$27,517	$(320,170)	$220,213	$(49,583)	$(8,750)	$593,112
2021	$900,929	$(3,455)	$38,982	$(501,639)	$420,935	$(32,238)	$(22,015)	$801,499

(6)	Cumulative total shareholder return “TSR” is calculated using the volume-weighted average stock price starting December 31, 2020 through December 31 of the applicable fiscal year.
(7)
The peer group TSR is calculated using the peer group shown in the stock price performance graph in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025 pursuant to Item 201(e) of Regulation S-K. For 2025, we have updated the peer group used for purposes of this Pay Versus Performance disclosure to the peer group used for our stock price performance graph in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025, which is the companies comprising the Nasdaq US Small Cap Aerospace and Defense TR Index. For 2024, for purposes of the Pay Versus Performance disclosure contained in our 2025 annual Proxy Statement, we used the S&P 500 Index, as further described therein. This change will provide consistency between the presentation of peer group TSR in our future annual reports on Form 10-K and in the Pay Versus Performance disclosure in our proxy statements. Historical stock performance is not necessarily indicative of future stock performance. The TSR for the 2024 peer group (the S&P 500 Index) for 2025 is $196.16.

(8)
As required by Item 402(v) of Regulation S-K, the Company has determined that average annual Adjusted EBITDA as a percentage of average annual revenue over a three-year period is the Company Selected Measure, as it is the most important financial performance measure (that is not otherwise disclosed in the table) used to link compensation actually paid to the Company’s NEOs to company performance for the most recently completed fiscal year. “Adjusted EBITDA” is defined as the Company’s earnings before interest, taxes, depreciation, and amortization, adjusted for any extraordinary, unusual or nonrecurring events, including, but not limited to insurance proceeds, litigation-related expenses, legal settlements, impairments or unique investments in R&D projects.

Company Selected Measure Name	average annual Adjusted EBITDA as a percentage of average annual revenue over a three-year period
Named Executive Officers, Footnote
(1)	Mr. Gundermann was our PEO for each year presented. The individuals comprising the non-PEO NEOs for each year presented are listed below.
•	2025: David C. Burney, Julie M. Davis, Nancy L. Hedges, James F. Mulato, Mark A. Peabody
•	2024: David C. Burney, Nancy L. Hedges, James F. Mulato, Mark A. Peabody
•	2020-2023: David C. Burney, James S. Kramer, Michael C. Kuehn, James F. Mulato, Mark A. Peabody

Peer Group Issuers, Footnote
(7)
The peer group TSR is calculated using the peer group shown in the stock price performance graph in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025 pursuant to Item 201(e) of Regulation S-K. For 2025, we have updated the peer group used for purposes of this Pay Versus Performance disclosure to the peer group used for our stock price performance graph in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025, which is the companies comprising the Nasdaq US Small Cap Aerospace and Defense TR Index. For 2024, for purposes of the Pay Versus Performance disclosure contained in our 2025 annual Proxy Statement, we used the S&P 500 Index, as further described therein. This change will provide consistency between the presentation of peer group TSR in our future annual reports on Form 10-K and in the Pay Versus Performance disclosure in our proxy statements. Historical stock performance is not necessarily indicative of future stock performance. The TSR for the 2024 peer group (the S&P 500 Index) for 2025 is $196.16.

Changed Peer Group, Footnote
(7)
The peer group TSR is calculated using the peer group shown in the stock price performance graph in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025 pursuant to Item 201(e) of Regulation S-K. For 2025, we have updated the peer group used for purposes of this Pay Versus Performance disclosure to the peer group used for our stock price performance graph in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025, which is the companies comprising the Nasdaq US Small Cap Aerospace and Defense TR Index. For 2024, for purposes of the Pay Versus Performance disclosure contained in our 2025 annual Proxy Statement, we used the S&P 500 Index, as further described therein. This change will provide consistency between the presentation of peer group TSR in our future annual reports on Form 10-K and in the Pay Versus Performance disclosure in our proxy statements. Historical stock performance is not necessarily indicative of future stock performance. The TSR for the 2024 peer group (the S&P 500 Index) for 2025 is $196.16.

PEO Total Compensation Amount	$ 4,564,990	$ 2,922,992	$ 2,650,211	$ 1,640,327	$ 2,452,637
PEO Actually Paid Compensation Amount	$ 12,344,886	2,547,746	3,984,477	1,360,850	2,278,865
Adjustment To PEO Compensation, Footnote
(3)
The dollar amounts reported represent the “compensation actually paid” to Mr. Gundermann as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Gundermann during such fiscal years and are based on calculation instructions required by the SEC, which may not reflect actual amounts realized at vesting or exercise (as applicable). In accordance with the requirements of Item 402(v) of Regulation S-K, the reported “Total” in the Summary Compensation Table for the applicable year is adjusted to determine the “compensation actually paid” amount as follows:

•
The amount reflected in the “Stock Award” and “Option Award” columns of the Summary Compensation Table with respect to each NEO has been deducted from the Summary Compensation Table Total and substituted with an equity award value for each year calculated by adding or subtracting, as applicable, the following: (i) the year-end fair value of any equity awards granted in the applicable fiscal year that are outstanding and unvested as of the end of such year; (ii) the change in fair value from the end of the prior fiscal year of any awards granted in prior fiscal years that are outstanding and unvested as of the end of the applicable fiscal year; and (iii) for awards granted in prior fiscal years that vested in the applicable fiscal year, the amount equal to the change in value as of the vesting date (from the end of the prior fiscal year). The valuation assumptions used to calculate fair values on equity awards do not materially differ from those disclosed at the time of grant.

•
The pension benefit value reported in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the Summary Compensation Table for each applicable year is adjusted to account for the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Gundermann during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP.

•
The following table discloses the amounts deducted from and added to the total compensation of our principal executive officer in determining our principal executive officer’s compensation actually paid for each fiscal year shown in the pay versus performance table:

Year	Summary Compensation Total	Plus/Minus: Change in Pension Value and Non- Qualified Deferred Compensation Earnings	Plus: Pension Service Costs Attributable to the Applicable Year	Minus: Grant Date Fair Value of Equity Awards Granted During Applicable Year	Plus: Year-End Fair Value of Equity Awards Granted During Applicable Year	Plus: Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End	Plus: Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year	Compensation Actually Paid
2025	$4,564,990	$(1,474,438)	—	$(1,451,563)	$2,616,433	$4,902,173	$3,187,292	$12,344,886
2024	$2,922,992	—	—	$(1,299,860)	$1,190,754	$(188,696)	$(77,444)	$2,547,746
2023	$2,650,211	$(609,147)	—	$(1,000,811)	$1,191,633	$1,260,507	$492,084	$3,984,477
2022	$1,640,327	—	—	$(1,000,010)	$979,770	$(211,354)	$(47,883)	$1,360,850
2021	$2,452,637	—	—	$(1,817,509)	$1,689,993	$(21,241)	$(25,015)	$2,278,865

Non-PEO NEO Average Total Compensation Amount	$ 1,186,901	1,309,206	1,000,337	723,885	900,929
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,455,721	1,203,314	1,225,010	593,112	801,499
Adjustment to Non-PEO NEO Compensation Footnote
(5)
The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the CEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the NEOs as a group (excluding the CEO) during such fiscal years and are based on calculation instructions required by the SEC, which may not reflect actual amounts realized at vesting or exercise (as applicable). The average total compensation for the NEOs as a group (excluding the CEO) for each year was adjusted using the same methodology described in footnote (3) above to determine the average compensation actually paid.

•
The following table discloses the amounts deducted from and added to the average total compensation of our NEOs (excluding the CEO) in determining the average compensation actually paid to our NEOs (excluding the CEO) for each fiscal year shown in the pay versus performance table:

Year	Summary Compensation Total	Minus: Change in Pension Value and Non- Qualified Deferred Compensation Earnings	Plus: Pension Service Costs Attributable to the Applicable Year	Minus: Grant Date Fair Value of Equity Awards Granted During Applicable Year	Plus: Year-End Fair Value of Equity Awards Granted During Applicable Year	Plus: Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End	Plus: Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year	Average Compensation Actually Paid
2025	$1,186,901	$(294,257)	—	$(218,218)	$690,405	$879,575	$211,315	$2,455,721
2024	$1,309,206	$(103,370)	—	$(299,128)	$394,291	$(66,828)	$(30,857)	$1,203,314
2023	$1,000,337	$(183,967)	$21,086	$(200,647)	$240,741	$266,103	$81,357	$1,225,010
2022	$723,885	—	$27,517	$(320,170)	$220,213	$(49,583)	$(8,750)	$593,112
2021	$900,929	$(3,455)	$38,982	$(501,639)	$420,935	$(32,238)	$(22,015)	$801,499

Compensation Actually Paid vs. Total Shareholder Return
Comparison of “Compensation Actually Paid” to Company TSR
The chart below shows the “compensation actually paid” to Mr. Gundermann and average “compensation actually paid” to the non-PEO NEOs compared to the Company’s TSR and the peer group’s TSR over the last five reported fiscal years.

Compensation Actually Paid vs. Net Income
Comparison of “Compensation Actually Paid” to Net Income (Loss)
The chart below shows the “compensation actually paid” to Mr. Gundermann and average “compensation actually paid” to the other NEOs as compared to the Company’s Net Income (Loss) the last five reported fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Comparison of “Compensation Actually Paid” to Company-Selected Measure (Average Annual Adjusted EBITDA as a Percentage of Average Annual Revenue Over a Three-Year Period)
The chart below shows the “compensation actually paid” to Mr. Gundermann and average “compensation actually paid” to the other NEOs as compared to the Company’s average annual Adjusted EBITDA as a percentage of the Company’s average annual revenue over a three-year period for the last five reported fiscal years.

Total Shareholder Return Vs Peer Group
Company TSR versus Peer Group TSR
Our 3-Year and 5-year Total Shareholder Return (“TSR”) as of December 31, 2025 exceeded the Nasdaq US Small Cap Aerospace and Defense TR Index Cumulative TSR which were 31.64% and 309.78% respectively. TSR is calculated using the volume-weighted average stock price over the 2020-2025 performance period. These Pay Versus Performance are based on the company’s TSR on a relative basis against the Nasdaq US Small Cap Aerospace and Defense TR Index.

Tabular List, Table
Most Important Performance Measures
The performance measures that Astronics Corporation uses in our executive compensation program are selected based on the objective of incentivizing NEOs to achieve long-term, sustainable growth in shareholder value. As required by Item 402(v) of Regulation S-K, we have identified the following financial performance measures as being the most important in linking actual compensation paid to executives to the Company’s performance:
•	Average Annual Adjusted EBITDA as a Percentage of Average Annual Revenue Over a Three-Year Period; and
•	Sales Growth Over the Most Recent Three-Year Period.

Total Shareholder Return Amount	$ 409.78	120.59	131.64	77.84	90.7
Peer Group Total Shareholder Return Amount	271.9	168.2	113.89	86.01	92.76
Net Income (Loss)	$ 29,359,000	$ (16,215,000)	$ (26,421,000)	$ (35,747,000)	$ (25,578,000)
Company Selected Measure Amount	0.122	0.081	0.041	0.024	0.071
PEO Name	Mr. Gundermann	Mr. Gundermann	Mr. Gundermann	Mr. Gundermann	Mr. Gundermann
Prior Peer Group Total Shareholder Return Amount	$ 196.16
Measure:: 1
Pay vs Performance Disclosure
Name	Average Annual Adjusted EBITDA as a Percentage of Average Annual Revenue Over a Three-Year Period
Measure:: 2
Pay vs Performance Disclosure
Name	Sales Growth Over the Most Recent Three-Year Period
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,474,438)	$ 0	$ (609,147)	$ 0	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,451,563)	(1,299,860)	(1,000,811)	(1,000,010)	(1,817,509)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,616,433	1,190,754	1,191,633	979,770	1,689,993
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,902,173	(188,696)	1,260,507	(211,354)	(21,241)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,187,292	(77,444)	492,084	(47,883)	(25,015)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(294,257)	(103,370)	(183,967)	0	(3,455)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	21,086	27,517	38,982
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(218,218)	(299,128)	(200,647)	(320,170)	(501,639)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	690,405	394,291	240,741	220,213	420,935
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	879,575	(66,828)	266,103	(49,583)	(32,238)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 211,315	$ (30,857)	$ 81,357	$ (8,750)	$ (22,015)